Statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2025	$ 230,298	$ 302,651	$ (13,030)	$ 10,583	$ (69,906)
Changes in equity
Loss after income tax expense for the period	(4,070)	0	0	0	(4,070)
Foreign currency translation differences	207	0	207	0	0
Total comprehensive income for the period	(3,863)	0	207	0	(4,070)
Share issued from capital raise (Note 13)	2,176	2,176	0	0	0
Share issue costs from capital raise (Note 13)	(99)	(99)	0	0	0
Fair value of performance rights vested (Note 13)	0	4,770	0	(4,770)	0
Share-based payments expensed/capitalised	1,707	0	0	1,707	0
Ending balance at Dec. 31, 2025	230,219	309,498	(12,823)	7,520	(73,976)
Changes in equity
Loss after income tax expense for the period	(4,007)	0	0	0	(4,007)
Foreign currency translation differences	786	0	786	0	0
Total comprehensive income for the period	(3,221)	0	786	0	(4,007)
Share issued from capital raise (Note 13)	50,400	50,400	0	0	0
Share issue costs from capital raise (Note 13)	(2,290)	(2,290)	0	0	0
Share-based payments expensed/capitalised	1,579	0	0	1,579	0
Ending balance at Jun. 30, 2026	$ 276,687	$ 357,608	$ (12,037)	$ 9,099	$ (77,983)